Shareholder Report, Line Graph (Details) 194901_Aristotle Ultra Short Income Fund_Class A_TSR Annual {Class A} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 17, 2023	Mar. 31, 2026
Class A
Account Value [Line Items]
Accumulated Value	$ 11,149	$ 10,558	$ 10,000	$ 11,653
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	10,716	10,218	10,000	$ 11,182
Bloomberg Short Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Short Treasury Total Return Index
Accumulated Value	$ 11,032	$ 10,499	$ 10,000	$ 11,482